Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flow from operating activities
Net (loss)/profit		₨ (4,201)	$ (57.2)	₨ (2,337)	₨ 138
Adjustments to reconcile net (loss)/profit to net cash provided by/(used in) operating activities:
Income taxes and deferred tax		(329)	(4.5)	149	(508)
Depreciation and amortization		3,202	43.8	2,860	2,137
Impairment loss		3,255	44.5
Amortization of derivative instrument		1,918	26.2	1,428	1,037
Loss on disposal of property plant and equipment		32	0.4	52	55
Share based compensation		1,001	13.7	186	83
Amortization of debt financing costs		369	5.0	709	267
Realized gain on short term investments				(108)	(148)
ARO accretion		42	0.6	36	23
Non-cash rent expense		169	2.3	193	81
Allowance for doubtful accounts/ credit losses		294	4.0	303	40
Employee benefit		45	0.6	(11)	11
Loan prepayment charges		257	3.5	282
Foreign exchange loss, net		7	0.1	512	441
Change in Operating lease right-of-use assets		(371)	(5.1)	718
Change in Operating lease liabilities		125	1.7	(1,255)
Changes in operating assets and liabilities
Accounts receivable, net		(874)	(11.9)	(1,390)	(1,124)
Prepaid expenses and other current assets		20	0.3	247	(266)
Other assets		112	1.5	(335)	(725)
Accounts payable		(176)	(2.4)	236	(34)
Interest payable		(83)	(1.1)	699	(301)
Deferred revenue		224	3.1	340	399
Other liabilities		(61)	(0.8)	164	532
Net cash provided by operating activities		4,977	68.3	3,678	2,138
Cash flows from investing activities
Purchase of property plant and equipment		(18,909)	(258.8)	(18,321)	(26,029)
Purchase of software		(10)	(0.1)	(43)	(47)
Purchase of available for sale securities				(32,224)	(12,085)
Sale of available for sale securities				32,332	13,582
Investment in subsidiary					(1,474)
Net cash used in investing activities		(18,919)	(258.9)	(18,256)	(26,053)
Cash flows from financing activities
Proceeds from issuance of Green Bonds				24,400
Proceeds from term and other debt		25,510	348.7	19,538	15,558
Proceeds from issuance of debentures					1,478
Repayments of term and other debt	[1]	(10,563)	(144.5)	(32,827)	(3,786)
Loan prepayment charges		(257)	(3.5)	(282)
Proceeds from issuance of equity shares		402	5.5	5,330	13,706
Cost of issuance of equity shares				(13)	(69)
Net cash provided by financing activities		15,092	206.2	16,146	26,887
Effect of exchange rate changes on cash and cash equivalents, and restricted cash		8	0.1	(37)	(69)
Net increase in cash and cash equivalents, and restricted cash (refer note 2 (f))		1,150	15.6	1,568	2,972
Cash and cash equivalents and restricted cash at the beginning of the period		15,517	212.2	13,986	11,083
Less: Cash and cash equivalents and restricted cash, held for sale		(517)	(7.1)
Cash and cash equivalents and restricted cash at the end of the period		16,158	220.8	15,517	13,986
Supplemental disclosure of cash flow information
Cash paid during the year for interest		8,918	121.9	7,209	6,237
Cash paid during the year for income taxes		₨ 488	$ 6.7	₨ 697	₨ 615

[1]	Includes INR 1,305 million, INR 1,058 million and INR 2,117 million (US$ 28.9 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2019, 2020, and 2021, respectively